Short-term bank loans (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Short-term Debt [Line Items]
Short-term bank loans	$ 1,834,300	$ 1,400,894
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	1,269,900	$ 1,400,894
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans	$ 564,400